Shareholders’ Equity	6 Months Ended
Jun. 30, 2024
Shareholders’ Equity [Abstract]
SHAREHOLDERS’ EQUITY
18.	SHAREHOLDERS’ EQUITY

Equity transactions during the six months ended June 30, 2023:

On January 31, 2023, the Company completed a 1 for 40 share consolidation of its authorized and issued ordinary shares whereby every forty shares were consolidated into one share. In addition, the par value of each ordinary share increased from $0.003 to $0.12. Immediately following the completion of the share consolidation, the Company increased its authorized ordinary shares from 7,500,000 ordinary shares to 300,000,000 ordinary shares. All shares disclosed in these condensed consolidated financial statement represent post-consolidation number of shares.

On February 17, 2023, a total of 2,339 fractional shares were canceled as a result of the share consolidation.

In connection with the restricted ordinary shares issued on June 16, 2022 as a deposit to acquire 100% of the equity interests in seven Kewei Group companies and such acquisition was terminated on September 13, 2022 , on February 13, 2023, a total of 243,000 shares were returned and cancelled.

In connection with an asset purchase agreement entered between the Company and Shenzhen Kewei Robot Technology Co., Limited (“Shenzhen Kewei”) on December 21, 2022 to purchase certain of Shenzhen Kewei’s robot-related business assets in China (Note 1), on March 1, 2023, a total of 262,500 restricted ordinary shares were issued to the shareholders of Shenzhen Kewei.

In connection with the conversion of the convertible note with Streeterville Capital, LLC (“CVP”) (Note 14), the Company issued 172,000 restricted ordinary shares to CVP on April 19, 2023.

A total of 128,901 warrants were exercised during the six months ended June 30, 2023. As of June 30, 2023, we have an aggregate of 2,013,759 warrants issued and outstanding. On March 8, 2023, the Company issued a Notice regarding Adjustment of Exercise Price (for Public Warrants) after share consolidation to the Company’s public warrant holders. As a result of the share consolidation, the exercise price under the public warrant was proportionately increased from $0.16 to $6.40, the exercise price under the private warrant was proportionately increased from $0.18 to $7.20. If any holder exercises one warrant, one-40th (1/40) ordinary share will be received in cash (by Cash in Lieu), holders must exercise at least 40 warrants to receive 1 ordinary share.

On May 5, 2023, the Company completed an underwritten public offering (“CMPO 1”) to issue 1,720,430 ordinary shares and an additional 258,064 ordinary shares for the exercise of an over-allotment option at the time of the closing at a public offering price of $4.65 per share for aggregate gross proceeds of approximately $9.2 million. On May 12, 2023, the Company completed another underwritten public offering (“CMPO 2”) to issue 2,580,600 ordinary shares and an additional 387,090 ordinary shares for the exercise of an over-allotment option at the time of the closing at a public offering price of $4.65 per share for aggregate gross proceeds of approximately $13.8 million.

Equity transactions during the six months ended June 30, 2024:

The Company completed the separation with Handshake that the returning 1,091 restricted ordinary shares which were canceled on March 4, 2024 (Note 23).

On March 6, 2024, the Company issued an aggregate number of 120,000 restricted ordinary shares to three independent directors on the Board of Directors, representing 60,000 restricted ordinary shares for their service performed in 2023 and 60,000 restricted ordinary shares for their service to be performed in 2024. The fair value for the 60,000 restricted ordinary shares for 2024 full-year service was $155,400. The Company recorded stock-based compensation expense of $77,700 for the six months ended June 30, 2024 and a prepayments for independent directors’ fee of $77,700 as of June 30, 2024 (Note 12).

On May 7, 2024, the Company issued an aggregate number of 288,000 restricted ordinary shares to officers and certain employees for their service performed in 2023. Fair value for the 288,000 restricted ordinary shares for 2023 full-year service was $924,955. As of December 31, 2023, the Company made a provision for the stock-based compensation of $830,000. For the six months ended June 30, 2024, the Company recorded the under-provided amount of $94,955.

Equity transactions subsequent to June 30, 2024:

From July 1, 2024 through the date of the release of these condensed consolidated financial statements, the Company issued a total of 1,628,368 ordinary shares to various investors through an “At the Market Offering” (“the ATM Offering”) for aggregate gross proceeds of $2,593,842.